Average Annual Total Returns - 1290 Multi-Alternative Strategies Fund	Mar. 01, 2021
ICEBofA3MonthUSTreasuryBillIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	0.67%
5 Years	1.20%
Since Inception	1.10%
Class A
Average Annual Return:
1 Year	(1.48%)
5 Years	2.12%
Since Inception	1.02%
Inception Date	Jul. 06, 2015
Class I
Average Annual Return:
1 Year	4.52%
5 Years	3.53%
Since Inception	2.31%
Inception Date	Jul. 06, 2015
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	4.19%
5 Years	3.09%
Since Inception	1.85%
Inception Date	Jul. 06, 2015
Class I | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	2.67%
5 Years	2.54%
Since Inception	1.58%
Inception Date	Jul. 06, 2015
Class R
Average Annual Return:
1 Year	3.95%
5 Years	3.00%
Since Inception	1.79%
Inception Date	Jul. 06, 2015